Financial assets, Non-current and current financial investments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Financial assets [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 11,719	$ 11,719
Derivative assets (Note 10)	69,845	56,707
Other receivable accounts at amortized cost	68,488	68,156
Total non-current financial assets	150,052	136,582
Contracted concessional financial assets	180,596	177,407
Derivative assets (Note 10)	5,297	4,989
Other receivable accounts at amortized cost	4,593	6,490
Total current financial assets	$ 190,486	$ 188,886